Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	¥ 156,140	¥ 46,072
Less: Accumulated depreciation	(30,875)	(15,553)
Less: Impairment of property, plant and equipment	(689)	(689)
Property, Plant and Equipment, Net	124,576	29,830		$ 19,549
Depreciation expenses	15,086	9,258	¥ 6,051
Building
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	99,166
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	32,723	30,673
Machinery and Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	3,680
Computers and electrical equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	8,370	8,795
Office Equipment and Furniture [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	¥ 12,201	¥ 6,604